                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-07520
                                                      ---------

                   Ohio Limited Maturity Municipals Portfolio
                   ------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                    March 31
                                    --------
                             Date of Fiscal Year End

                               September 30, 2004
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 2004 PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 100.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
---------------------------------------------------------------------------------------------------------
COGENERATION -- 1.0%

$            195   Ohio Water Development Authority, Solid Waste Disposal,
                   (Bay Shore Power), (AMT), 6.625%, 9/1/20                                 $     199,438
---------------------------------------------------------------------------------------------------------
                                                                                            $     199,438
---------------------------------------------------------------------------------------------------------

EDUCATION -- 8.8%

$            500   Ohio Higher Educational Facilities Commission,
                   (John Carroll University), 5.00%, 11/15/13                               $     551,150
             600   Ohio Higher Educational Facilities, (Kenyon College),
                   Variable Rate, 7/1/37                                                          645,444
             500   Ohio State University General Receipts, 5.25%, 12/1/17                         556,085
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,752,679
---------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 3.0%

$            250   Cuyahoga County, (Rock and Roll Hall of Fame),
                   Escrowed to Maturity, 5.85%, 12/1/08                                     $     281,172
             300   Kings County Local School District,
                   Prerefunded to 12/1/05, 7.60%, 12/1/10                                         320,028
---------------------------------------------------------------------------------------------------------
                                                                                            $     601,200
---------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 7.3%

$            100   Cuyahoga County, Sewer Improvement District,
                   5.45%, 12/1/15                                                           $     112,329
             500   Hamilton School District, 6.15%, 12/1/15                                       607,275
             500   Ohio, 0.00%, 8/1/05                                                            492,820
             250   Ohio, 0.00%, 8/1/08                                                            224,707
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,437,131
---------------------------------------------------------------------------------------------------------

HOSPITAL -- 8.3%

$            500   Cuyahoga County, (Cleveland Clinic Health System),
                   6.00%, 1/1/17                                                            $     571,810
             500   Erie County Hospital Facility, (Firelands Regional
                   Medical Center), 5.50%, 8/15/12                                                545,380
             250   Parma, Hospital Improvement, (Parma Community
                   General Hospital Association), 5.25%, 11/1/13                                  263,045
             250   Richland County Hospital Facilities, (Medcentral
                   Health Systems), 6.375%, 11/15/22                                              269,980
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,650,215
---------------------------------------------------------------------------------------------------------

HOUSING -- 2.0%

$            380   Ohio Housing Finance Agency Mortgage, (AMT),
                   4.55%, 9/1/11                                                            $     401,166
---------------------------------------------------------------------------------------------------------
                                                                                            $     401,166
---------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 5.0%

$            500   Dayton, Special Facilities Revenue, (Emery Air Freight),
                   5.625%, 2/1/18                                                           $     471,010
             500   Toledo Lucas County Port Authority, (Cargill, Inc.),
                   4.50%, 12/1/15                                                                 516,170
---------------------------------------------------------------------------------------------------------
                                                                                            $     987,180
---------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 6.8%

$          1,000   Southwest Licking School Facilities Improvement, (FGIC),
                   Prerefunded to 12/1/05, 7.10%, 12/1/16(1)                                $   1,082,640
             250   West Clermont School District, (AMBAC),
                   Prerefunded to 12/1/05, 6.90%, 12/1/12                                         270,022
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,352,662
---------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 19.1%

$            200   Amherst School District, (FGIC), 5.00%, 12/1/11                          $     222,796
             250   Athens City School District, (FSA), 5.45%, 12/1/10                             284,297
             265   Clinton Massie Local School District, (AMBAC),
                   0.00%, 12/1/11                                                                 203,849
             265   Clinton Massie Local School District, (MBIA),
                   0.00%, 12/1/09                                                                 223,726
             225   Finneytown Local School District, (FGIC), 6.15%, 12/1/11                       266,688
           1,000   Hilliard School District, (FGIC), 0.00%, 12/1/14                               669,800
             175   Sciota Valley and Ross County School District, (FGIC),
                   0.00%, 12/1/11                                                                 134,617
             600   Springfield City School District, Clark County, (FGIC),
                   5.00%, 12/1/17                                                                 652,164
             500   Strongsville City School District, (MBIA), 5.375%, 12/1/12                     571,165
             460   Wyoming, School District, (FGIC), 5.75%, 12/1/17                               549,861
---------------------------------------------------------------------------------------------------------
                                                                                            $   3,778,963
---------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 2.9%

$            500   Cuyahoga County, (Metrohealth System), (MBIA),
                   5.50%, 2/15/12                                                           $     570,060
---------------------------------------------------------------------------------------------------------
                                                                                            $     570,060
---------------------------------------------------------------------------------------------------------

INSURED-INDUSTRIAL DEVELOPMENT REVENUE -- 3.0%

$            500   Akron Economic Development, (MBIA), 6.00%, 12/1/12                       $     584,945
---------------------------------------------------------------------------------------------------------
                                                                                            $     584,945
---------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION --  2.9%

$            500   Ohio Building Authority, (FSA), 5.50%, 10/1/11                           $     570,965
---------------------------------------------------------------------------------------------------------
                                                                                            $     570,965
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                 VALUE
---------------------------------------------------------------------------------------------------------
INSURED-TRANSPORTATION -- 6.1%

$            300   Cleveland Airport System, (FSA), 5.25%, 1/1/14                           $     331,215
             750   Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18                               873,675
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,204,890
---------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 7.1%

$            475   Cleveland Waterworks, (FSA), 5.375%, 1/1/16$                                   530,618
             750   Ohio Water Development Authority, (FSA),
                   5.50%, 12/1/17                                                                 878,978
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,409,596
---------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 5.4%

$            750   Ohio Parks and Recreational Capital Facilities,
                   5.50%, 6/1/14                                                            $     855,398
             200   Union County, (Pleasant Valley Joint Fire District),
                   6.125%, 12/1/19                                                                212,412
---------------------------------------------------------------------------------------------------------
                                                                                            $   1,067,810
---------------------------------------------------------------------------------------------------------

NURSING HOME -- 3.8%

$            600   Cuyahoga County HFA, (Benjamin Rose Institute),
                   5.50%, 12/1/17                                                           $     581,970
             190   Ohio HFA, Retirement Rental Housing, (Encore Retirement
                   Partners), 6.75%, 3/1/19                                                       164,339
---------------------------------------------------------------------------------------------------------
                                                                                            $     746,309
---------------------------------------------------------------------------------------------------------

POOLED LOANS -- 4.4%

$            250   Cuyahoga County Port Authority, (Garfield Heights),
                   5.25%, 5/15/23                                                           $     247,060
             250   Ohio Economic Development, (Ohio Enterprise Bond Fund),
                   (AMT), 5.25%, 12/1/15                                                          263,168
             200   Toledo Lucas County Port Authority, (Northwest Ohio
                   Bond Fund), (Alex Products), (AMT), 6.125%, 11/15/09                           217,884
             150   Toledo Lucas County Port Authority, (Northwest Ohio
                   Bond Fund), (Superior), 5.10%, 5/15/12                                         150,921
---------------------------------------------------------------------------------------------------------
                                                                                            $     879,033
---------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 0.5%

$            101   Columbus Special Assessment, 6.05%, 9/15/05                              $     101,066
---------------------------------------------------------------------------------------------------------
                                                                                            $     101,066
---------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 2.9%

$            500   Ohio Water Development Authority, (Drinking Water),
                   5.50%, 12/1/14                                                           $     572,480
---------------------------------------------------------------------------------------------------------
                                                                                            $     572,480
---------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 100.3%
   (IDENTIFIED COST $18,585,640)                                                            $  19,867,788
---------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.3)%                                                    $     (68,339)
---------------------------------------------------------------------------------------------------------

NET ASSETS  100.0%                                                                          $  19,799,449
---------------------------------------------------------------------------------------------------------

AMBAC - Ambac Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 47.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 22.4% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIOS as of September 30, 2004
FINANCIAL STATEMENTS (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2004

                                                                      CALIFORNIA           FLORIDA           MASSACHUSETTS
                                                                   LIMITED PORTFOLIO  LIMITED PORTFOLIO    LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments --
   Identified cost                                                $       34,586,566  $       65,728,947  $       78,518,789
   Unrealized appreciation                                                 1,745,640           3,569,192           4,285,459
----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                             $       36,332,206  $       69,298,139  $       82,804,248
----------------------------------------------------------------------------------------------------------------------------
Cash                                                              $          535,012  $          754,278  $          872,079
Receivable for investments sold                                                   --             155,206             390,000
Interest receivable                                                          415,207           1,133,170           1,028,020
Receivable for daily variation
  margin on open financial futures contracts                                  33,719              57,281              51,094
----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                      $       37,316,144  $       71,398,074  $       85,145,441
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Accrued expenses                                                  $           12,462  $           15,441  $           16,376
----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                 $           12,462  $           15,441  $           16,376
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST
  IN PORTFOLIO                                                    $       37,303,682  $       71,382,633  $       85,129,065
----------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and
  withdrawals                                                     $       35,694,223  $       68,044,307  $       81,103,365
Net unrealized appreciation (computed on the
  basis of identified cost)                                                1,609,459           3,338,326           4,025,700
----------------------------------------------------------------------------------------------------------------------------
TOTAL                                                             $       37,303,682  $       71,382,633  $       85,129,065
----------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                  NEW JERSEY           NEW YORK             OHIO            PENNSYLVANIA
                                               LIMITED PORTFOLIO   LIMITED PORTFOLIO  LIMITED PORTFOLIO   LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments --
   Identified cost                            $       49,675,848  $      112,388,485  $       18,585,640  $       57,206,192
   Unrealized appreciation                             3,081,520           5,918,033           1,282,148           3,226,583
----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                         $       52,757,368  $      118,306,518  $       19,867,788  $       60,432,775
----------------------------------------------------------------------------------------------------------------------------
Cash                                          $        1,181,863  $          363,667  $               --  $          345,919
Interest receivable                                      667,120           1,705,633             267,199             759,272
Receivable for daily variation margin on
  open financial futures contracts                        37,906              74,229              13,000              46,312
----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                  $       54,644,257  $      120,450,047  $       20,147,987  $       61,584,278
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Demand note payable                           $               --  $               --  $          300,000  $               --
Payable for when-issued securities                       949,363                  --                  --                  --
Due to bank                                                   --                  --              36,962                  --
Accrued expenses                                          14,002              18,024              11,576              16,509
----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                             $          963,365  $           18,024  $          348,538  $           16,509
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST
  IN PORTFOLIO                                $       53,680,892  $      120,432,023  $       19,799,449  $       61,567,769
----------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and
  withdrawals                                 $       50,792,957  $      114,881,996  $       18,583,464  $       58,527,953
Net unrealized appreciation (computed on the
  basis of identified cost)                            2,887,935           5,550,027           1,215,985           3,039,816
----------------------------------------------------------------------------------------------------------------------------
TOTAL                                         $       53,680,892  $      120,432,023  $       19,799,449  $       61,567,769
----------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004

                                                                      CALIFORNIA            FLORIDA         MASSACHUSETTS
                                                                  LIMITED PORTFOLIO    LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                          $          798,181  $        1,615,472  $        1,879,084
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                           $          798,181  $        1,615,472  $        1,879,084
----------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                            $           76,072  $          151,749  $          181,838
Trustees' fees and expenses                                                      637               2,707               2,684
Legal and accounting services                                                 10,553              11,666              15,734
Custodian fee                                                                 15,292              24,285              30,835
Miscellaneous                                                                  4,457               6,604               7,265
----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                    $          107,011  $          197,011  $          238,356
----------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                     $              781  $            1,492  $            2,201
----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                          $              781  $            1,492  $            2,201
----------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                      $          106,230  $          195,519  $          236,155
----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                             $          691,951  $        1,419,953  $        1,642,929
----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions (identified cost
     basis)                                                       $           75,431  $         (115,330) $         (226,990)
   Financial futures contracts                                              (275,951)           (417,645)           (218,741)
----------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                 $         (200,520) $         (532,975) $         (445,731)
----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
  (depreciation) --
   Investments (identified cost basis)                            $         (114,595) $         (291,566) $         (177,024)
   Financial futures contracts                                                23,063              49,707             (22,613)
----------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                                                  $          (91,532) $         (241,859) $         (199,637)
----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                  $         (292,052) $         (774,834) $         (645,368)
----------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $          399,899  $          645,119  $          997,561
----------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                  NEW JERSEY           NEW YORK              OHIO             PENNSYLVANIA
                                               LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                      $        1,195,430  $        2,692,819  $          502,234  $        1,481,947
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                       $        1,195,430  $        2,692,819  $          502,234  $        1,481,947
----------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                        $          115,254  $          258,969  $           46,809  $          136,996
Trustees' fees and expenses                                2,880               3,571                  46               2,804
Legal and accounting services                             10,918              13,686              10,650              13,596
Custodian fee                                             21,417              38,450              12,416              22,127
Miscellaneous                                              6,146               9,525               3,693               5,748
----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                $          156,615  $          324,201  $           73,614  $          181,271
----------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                 $            1,383  $            2,044  $              416  $            1,266
----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                      $            1,383  $            2,044  $              416  $            1,266
----------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                  $          155,232  $          322,157  $           73,198  $          180,005
----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                         $        1,040,198  $        2,370,662  $          429,036  $        1,301,942
----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions (identified cost
     basis)                                   $          (59,107) $         (154,670) $          (40,147) $          (44,776)
   Financial futures contracts                          (147,846)           (195,766)            (44,700)           (315,719)
----------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                             $         (206,953) $         (350,436) $          (84,847) $         (360,495)
----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
  (depreciation) --
   Investments (identified cost basis)        $         (393,437) $         (904,932) $         (204,430) $         (342,023)
   Financial futures contracts                            (3,416)             42,102              (1,024)             50,836
----------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                              $         (396,853) $         (862,830) $         (205,454) $         (291,187)
----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS              $         (603,806) $       (1,213,266) $         (290,301) $         (651,682)
----------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS    $          436,392  $        1,157,396  $          138,735  $          650,260
----------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004

                                                                      CALIFORNIA           FLORIDA          MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS                                 LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                          $          691,951  $        1,419,953  $        1,642,929
   Net realized loss from investment and
     financial futures contracts
     transactions                                                           (200,520)           (532,975)           (445,731)
   Net change in unrealized appreciation
     (depreciation) from investments and
     financial futures contracts                                             (91,532)           (241,859)           (199,637)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $          399,899  $          645,119  $          997,561
----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                  $        5,742,880  $        6,939,854  $        5,426,251
   Withdrawals                                                            (5,002,228)         (9,473,189)         (8,056,134)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                           $          740,652  $       (2,533,335) $       (2,629,883)
----------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                             $        1,140,551  $       (1,888,216) $       (1,632,322)
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                            $       36,163,131  $       73,270,849  $       86,761,387
----------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                  $       37,303,682  $       71,382,633  $       85,129,065
----------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                   NEW JERSEY          NEW YORK              OHIO            PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS              LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $        1,040,198  $        2,370,662  $          429,036  $        1,301,942
   Net realized loss from investment and
     financial futures contracts
     transactions                                       (206,953)           (350,436)            (84,847)           (360,495)
   Net change in unrealized appreciation
     (depreciation) from investments and
     financial futures contracts                        (396,853)           (862,830)           (205,454)           (291,187)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS    $          436,392  $        1,157,396  $          138,735  $          650,260
----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $        3,008,771  $       13,940,469  $          789,564  $        3,479,812
   Withdrawals                                        (6,248,235)        (20,713,768)         (4,190,019)         (9,504,786)
----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                                $       (3,239,464) $       (6,773,299) $       (3,400,455) $       (6,024,974)
----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $       (2,803,072) $       (5,615,903) $       (3,261,720) $       (5,374,714)
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                        $       56,483,964  $      126,047,926  $       23,061,169  $       66,942,483
----------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                              $       53,680,892  $      120,432,023  $       19,799,449  $       61,567,769
----------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FOR THE YEAR ENDED MARCH 31, 2004

                                                                      CALIFORNIA           FLORIDA          MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS                                 LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                          $        1,429,463  $        2,805,342  $        3,194,756
   Net realized loss from investment and
     financial futures contracts
     transactions                                                             (4,356)           (321,558)           (878,673)
   Net change in unrealized appreciation
     (depreciation) from investments and
     financial futures contracts                                              10,471             441,436             869,417
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $        1,435,578  $        2,925,220  $        3,185,500
----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                  $       18,279,806  $       24,129,977  $       28,772,443
   Withdrawals                                                           (15,783,208)        (22,613,237)        (17,165,793)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS              $        2,496,598  $        1,516,740  $       11,606,650
----------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                        $        3,932,176  $        4,441,960  $       14,792,150
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                              $       32,230,955  $       68,828,889  $       71,969,237
----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                    $       36,163,131  $       73,270,849  $       86,761,387
----------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                  NEW JERSEY           NEW YORK              OHIO            PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS              LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $        2,101,337  $        4,792,622  $          877,536  $        2,687,483
   Net realized loss from investment and
     financial futures contracts
     transactions                                       (649,859)         (1,492,053)           (224,978)           (512,262)
   Net change in unrealized appreciation
     (depreciation) from investments and
     financial futures contracts                         865,250           2,198,306             201,895             967,019
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS    $        2,316,728  $        5,498,875  $          854,453  $        3,142,240
----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $       15,179,472  $       47,997,667  $        9,144,698  $       21,088,352
   Withdrawals                                        (8,568,924)        (29,288,611)         (8,055,944)        (15,245,242)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                                $        6,610,548  $       18,709,056  $        1,088,754  $        5,843,110
----------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                    $        8,927,276  $       24,207,931  $        1,943,207  $        8,985,350
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                          $       47,556,688  $      101,839,995  $       21,117,962  $       57,957,133
----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                $       56,483,964  $      126,047,926  $       23,061,169  $       66,942,483
----------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                         CALIFORNIA LIMITED PORTFOLIO
                                             -----------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                          YEAR ENDED MARCH 31,
                                             SEPTEMBER 30, 2004  ---------------------------------------------------------------
                                             (UNAUDITED)           2004         2003        2002(1)         2001         2000
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average
  daily net assets):
   Expenses                                           0.61%(2)        0.60%       0.64%         0.65%         0.67%         0.66%
   Expenses after custodian fee reduction             0.61%(2)        0.60%       0.62%         0.63%         0.64%         0.66%
   Net investment income                              3.96%(2)        4.00%       4.29%         4.56%         4.77%         4.84%
Portfolio Turnover                                      13%             27%          7%            9%            8%           13%
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       1.20%           4.20%       8.92%         3.04%           --            --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)    $      37,304       $  36,163   $  32,231     $  22,459     $  21,513     $  22,604
--------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.54% To 4.56%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                         FLORIDA LIMITED PORTFOLIO
                                             -----------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                             SEPTEMBER 30, 2004  ---------------------------------------------------------------
                                             (UNAUDITED)            2004        2003        2002(1)         2001         2000
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average
  daily net assets):
   Expenses                                           0.56%(2)        0.55%       0.57%         0.60%         0.61%         0.62%
   Expenses after custodian fee reduction             0.56%(2)        0.55%       0.54%         0.57%         0.59%         0.59%
   Net investment income                              4.06%(2)        4.02%       4.33%         4.74%         4.89%         4.87%
Portfolio Turnover                                       6%             13%         23%           15%            7%           16%
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       1.06%           4.25%       8.88%         4.06%           --            --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)    $      71,383       $  73,271   $  68,829     $  40,647     $  39,452     $  45,023
--------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.73% To 4.74%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                       MASSACHUSETTS LIMITED PORTFOLIO
                                             -----------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                             SEPTEMBER 30, 2004  ---------------------------------------------------------------
                                             (UNAUDITED)           2004        2003         2002(1)         2001         2000
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average
  daily net assets):
   Expenses                                           0.56%(2)        0.54%       0.57%         0.59%         0.62%         0.61%
   Expenses after custodian fee reduction             0.56%(2)        0.54%       0.55%         0.56%         0.59%         0.58%
   Net investment income                              3.89%(2)        3.92%       4.27%         4.70%         5.01%         4.92%
Portfolio Turnover                                      11%             12%         22%            8%            8%           15%
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       1.37%           4.10%       9.48%         3.53%           --            --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)    $      85,129       $  86,761   $  71,969     $  43,459     $  37,614     $  44,189
--------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.69% To 4.70%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                         NEW JERSEY LIMITED PORTFOLIO
                                             -----------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                             SEPTEMBER 30, 2004  ---------------------------------------------------------------
                                             (UNAUDITED)           2004         2003        2002(1)         2001         2000
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average
  daily net assets):
   Expenses                                           0.59%(2)        0.56%       0.60%         0.62%         0.63%         0.63%
   Expenses after custodian fee reduction             0.58%(2)        0.56%       0.59%         0.60%         0.61%         0.60%
   Net investment income                              3.89%(2)        3.94%       4.46%         4.80%         5.06%         5.01%
Portfolio Turnover                                       9%             11%         25%           17%           11%           15%
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       0.98%           4.52%       7.79%         3.16%           --            --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)    $      53,681       $  56,484   $  47,557     $  38,076     $  33,337     $  35,121
--------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.79% To 4.80%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                         NEW YORK LIMITED PORTFOLIO
                                             -----------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                             SEPTEMBER 30, 2004  ---------------------------------------------------------------
                                             (UNAUDITED)           2004         2003        2002(1)         2001         2000
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average
  daily net assets):
   Expenses                                           0.54%(2)        0.53%       0.56%         0.58%         0.60%         0.61%
   Expenses after custodian fee reduction             0.54%(2)        0.53%       0.54%         0.55%         0.58%         0.58%
   Net investment income                              3.97%(2)        3.94%       4.29%         4.70%         4.90%         4.95%
Portfolio Turnover                                       7%             20%         18%           11%           10%           18%
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       1.13%           4.79%       8.61%         3.01%           --            --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)    $     120,432       $ 126,048   $ 101,840     $  56,619     $  50,570     $  51,675
--------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.69% To 4.70%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                           OHIO LIMITED PORTFOLIO
                                             -----------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                             SEPTEMBER 30, 2004  ---------------------------------------------------------------
                                             (UNAUDITED)           2004         2003        2002(1)         2001         2000
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average
  daily net assets):
   Expenses                                           0.69%(2)        0.66%       0.67%         0.70%         0.78%         0.69%
   Expenses after custodian fee reduction             0.69%(2)        0.66%       0.66%         0.67%         0.74%         0.66%
   Net investment income                              4.04%(2)        3.94%       4.31%         4.47%         4.91%         5.00%
Portfolio Turnover                                       6%             28%         12%           19%           17%           13%
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       1.07%           4.15%       8.92%         3.08%           --            --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)    $      19,799       $  23,061   $  21,118     $  17,907     $  16,788     $  19,005
--------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                       PENNSYLVANIA LIMITED PORTFOLIO
                                             -----------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                             SEPTEMBER 30, 2004  ---------------------------------------------------------------
                                             (UNAUDITED)           2004         2003        2002(1)         2001          2000
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average
  daily net assets):
   Expenses                                           0.58%(2)        0.56%       0.58%         0.61%         0.64%         0.63%
   Expenses after custodian fee reduction             0.58%(2)        0.56%       0.56%         0.56%         0.61%         0.61%
   Net investment income                              4.19%(2)        4.13%       4.52%         4.75%         5.04%         5.03%
Portfolio Turnover                                       0%              8%          3%           20%            6%           11%
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                       1.25%           5.02%       8.28%         3.56%           --            --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)    $      61,568       $  66,942   $  57,957     $  39,839     $  35,582     $  38,635
--------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.74% To 4.75%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIOS as of September 30, 2004
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   California Limited Maturity Municipals Portfolio (California Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. Effective April 8, 2004, each of the Portfolios changed its diversification status from diversified to non-diversified. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At September 30, 2004, California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund held an approximate 99.9% in its corresponding portfolio. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   C FEDERAL TAXES -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

   F WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

   G EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

   H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I INDEMNIFICATIONS -- Under each Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Portfolio. Interestholders in each Portfolio are jointly and severally liable for the liabilities and obligations of each Portfolio in the event that each Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in each Portfolio, each Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in each Portfolio. Additionally, in the normal course of business, each Portfolio enters into agreements with service providers that may contain indemnification clauses. Each Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Portfolio that have not yet occurred.

   J OTHER -- Investment transactions are accounted for on a trade-date basis.

   K INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to September 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 2004, each Portfolio paid advisory fees as follows:

   PORTFOLIO                               AMOUNT        EFFECTIVE RATE*
   California Limited Portfolio         $    76,072                 0.43%
   Florida Limited Portfolio                151,749                 0.43%
   Massachusetts Limited Portfolio          181,838                 0.43%
   New Jersey Limited Portfolio             115,254                 0.43%
   New York Limited Portfolio               258,969                 0.43%
   Ohio Limited Portfolio                    46,809                 0.44%
   Pennsylvania Limited Portfolio           136,996                 0.44%

----------
   * As a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2004, no significant amounts have been deferred.

   Certain of the officers and one Trustee of the Portfolios are officers of the above organizations.

   During the six months ended September 30, 2004, certain Portfolios engaged in purchase and sale transactions with other Portfolios that also utilize BMR as an investment adviser. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to:

   CALIFORNIA PORTFOLIO

   Purchases                                                       $          --
   Sales                                                                 226,256

   FLORIDA PORTFOLIO

   Purchases                                                       $     226,256
   Sales                                                                      --

3  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended September 30, 2004 were as follows:

   CALIFORNIA LIMITED PORTFOLIO

   Purchases                                                       $   4,979,476
   Sales                                                               4,496,177

   FLORIDA LIMITED PORTFOLIO

   Purchases                                                       $   3,873,534
   Sales                                                               5,666,635

   MASSACHUSETTS LIMITED PORTFOLIO

   Purchases                                                       $   9,205,917
   Sales                                                              10,873,041

   NEW JERSEY LIMITED PORTFOLIO

   Purchases                                                       $   4,975,125
   Sales                                                               7,009,518

   NEW YORK LIMITED PORTFOLIO

   Purchases                                                       $   8,537,407
   Sales                                                              13,101,431

   OHIO LIMITED PORTFOLIO

   Purchases                                                       $   1,193,550
   Sales                                                               3,827,028

   PENNSYLVANIA LIMITED PORTFOLIO

   Purchases                                                       $          --
   Sales                                                               4,701,105

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at September 30, 2004, as computed on a federal income tax basis, are as follows:

   CALIFORNIA LIMITED PORTFOLIO

   AGGREGATE COST                                                  $  34,564,672
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $   1,808,961
   Gross unrealized depreciation                                        (41,427)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                     $   1,767,534
   -----------------------------------------------------------------------------

   FLORIDA LIMITED PORTFOLIO

   AGGREGATE COST                                                  $  65,688,266
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $   3,758,549
   Gross unrealized depreciation                                        (148,676)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                     $   3,609,873
   -----------------------------------------------------------------------------

   MASSACHUSETTS LIMITED PORTFOLIO

   AGGREGATE COST                                                  $  78,472,313
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $   4,386,782
   Gross unrealized depreciation                                        (54,847)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                     $   4,331,935
   -----------------------------------------------------------------------------

   NEW JERSEY LIMITED PORTFOLIO

   AGGREGATE COST                                                  $  49,639,400
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $   3,336,029
   Gross unrealized depreciation                                        (218,061)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                     $   3,117,968
   -----------------------------------------------------------------------------

   NEW YORK LIMITED PORTFOLIO

   AGGREGATE COST                                                  $ 112,322,491
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $   6,590,123
   Gross unrealized depreciation                                        (606,096)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                     $   5,984,027
   -----------------------------------------------------------------------------

   OHIO LIMITED PORTFOLIO

   AGGREGATE COST                                                  $  18,585,085
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $   1,357,488
   Gross unrealized depreciation                                         (74,785)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                     $   1,282,703
   -----------------------------------------------------------------------------

   PENNSYLVANIA LIMITED PORTFOLIO

   AGGREGATE COST                                                  $  57,167,173
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $   3,636,626
   Gross unrealized depreciation                                        (371,024)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                     $   3,265,602
   -----------------------------------------------------------------------------

5  LINE OF CREDIT

   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 2004 the Ohio Limited Portfolio had a balance outstanding pursuant to this line of credit of $300,000. The Portfolios did not have any significant borrowings or allocated fees during the six months ended September 30, 2004.

6  OVERDRAFT ADVANCES

   Pursuant to the custodian agreement between the Portfolios and Investors Bank & Trust (the Bank), the Bank may in its discretion advance funds to the Portfolios to make properly authorized payments. When such payments result in an overdraft by the Portfolios, the Portfolios are obligated to repay the Bank at the current rate of interest charged by the Bank for secured loans (currently, a rate above the federal funds rate). This obligation is payable on demand to the Bank. At September 30, 2004, the Ohio Limited Portfolio's payment due to the Bank pursuant to the foregoing arrangement was $36,962.

7  FINANCIAL INSTRUMENTS

   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2004, is as follows:

FUTURES CONTRACTS

                                                                                                           NET UNREALIZED
                 EXPIRATION                                          AGGREGATE                              APPRECIATION
PORTFOLIO        DATE          CONTRACTS               POSITION      FACE VALUE               VALUE        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
California       12/04         83 U.S. Treasury Bond   Short         $    (9,177,975)   $     (9,314,156)   $        (136,181)
-----------------------------------------------------------------------------------------------------------------------------

Florida          12/04         7 U.S. Treasury Bond    Short         $   (14,820,038)   $    (15,037,312)   $        (217,274)
                 12/04         134 U.S. Treasury Note  Short                (771,939)           (785,531)             (13,592)
-----------------------------------------------------------------------------------------------------------------------------
Massachusetts    12/04         110 U.S. Treasury Bond  Short         $   (12,118,751)   $    (12,344,062)   $        (225,311)
                 12/04         41 U.S. Treasury Note   Short              (4,583,177)         (4,617,625)             (34,448)
-----------------------------------------------------------------------------------------------------------------------------
New Jersey       12/04         45 U.S. Treasury Note   Short         $    (5,030,316)   $     (5,068,125)   $         (37,809)
                               76 U.S. Treasury Bond   Short              (8,372,849)         (8,528,625)            (155,776)
-----------------------------------------------------------------------------------------------------------------------------
New York         12/04         142 U.S. Treasury Bond  Short         $   (15,643,513)   $    (15,935,062)   $        (291,549)
                 12/04         91 U.S. Treasury Note   Short             (10,172,418)        (10,248,875)             (76,457)
-----------------------------------------------------------------------------------------------------------------------------
Ohio             12/04         27 U.S. Treasury Bond   Short         $    (2,974,665)   $     (3,029,906)   $         (55,241)
                 12/04         13 U.S. Treasury Note   Short              (1,453,203)         (1,464,125)             (10,922)
-----------------------------------------------------------------------------------------------------------------------------
Pennsylvania     12/04         114 U.S. Treasury Bond  Short         $   (12,606,171)   $    (12,792,938)   $        (186,767)

At September 30, 2004, the Portfolios had sufficient cash and/or securities to cover margin requirements on open future contracts.

INVESTMENT MANAGEMENT

LIMITED MATURITY MUNICIPALS PORTFOLIOS

                         OFFICERS
                         Thomas J. Fetter
                         President

                         James B Hawkes
                         Vice President and Trustee

                         Craig R. Brandon
                         Vice President and Portfolio
                         Manager of Florida and
                         New Jersey Limited Maturity
                         Municipals Portfolios

                         Cynthia J. Clemson
                         Vice President and Portfolio
                         Manager of California and
                         Pennsylvania Limited Maturity
                         Municipals Portfolios

                         Robert B. MacIntosh
                         Vice President

                         William H. Ahern, Jr.
                         Vice President and Portfolio
                         Manager of Massachusetts,
                         New Jersey, New York, and
                         Ohio Limited Maturity
                         Municipals Portfolios

                         William J. Austin, Jr.
                         Treasurer

                         Alan R. Dynner
                         Secretary

                         TRUSTEES

                         James B. Hawkes

                         Samuel L. Hayes, III

                         William H. Park

                         Ronald A. Pearlman

                         Norton H. Reamer

                         Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO


By:       /s/Thomas J. Fetter
         --------------------
         Thomas J. Fetter
         President


Date:            November 17, 2004
                ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:       /s/William J. Austin, Jr.
         --------------------------
         William J. Austin, Jr.
         Treasurer


Date:     November 17, 2004
         ------------------


By:       /s/Thomas J. Fetter
         --------------------
         Thomas J. Fetter
         President


Date:            November 17, 2004
                ------------------